Earnings (Loss) Per Share - Schedule of Earnings per Share (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (60,394,659)		$ (55,771,393)
Denominator:
Weighted average common stock outstanding - basic (in shares)	33,282,611		22,074,445
Add: Dilutive effects, as shown separately below
Weighted average common stock outstanding - diluted (in shares)	33,282,611		22,074,445
Loss per share - basic (in dollars per share)	$ (1.82)		$ (2.53)
Loss per share - diluted (in dollars per share)	$ (1.82)		$ (2.53)
Social Finance, Inc.
Numerator:
Net loss	$ (177,564,000)	$ (106,367,000)		$ (224,053,000)	$ (239,697,000)	$ (252,399,000)
Less: preferred stock dividends	(9,968,000)	(10,106,000)		(40,536,000)	(23,923,000)	0
Less: preferred stock redemptions, net				(52,658,000)	0	0
Net loss attributable to common stockholders – basic	(187,532,000)	(116,473,000)		$ (317,247,000)	$ (263,620,000)	$ (252,399,000)
Net loss attributable to common stockholders – diluted	$ (187,532,000)	$ (116,473,000)
Denominator:
Weighted average common stock outstanding - basic (in shares)	66,647,192	39,815,023		42,374,976	37,651,687	35,091,026
Add: Dilutive effects, as shown separately below
Weighted average common stock outstanding - diluted (in shares)	66,647,192	39,815,023		42,374,976	37,651,687	35,091,026
Loss per share - basic (in dollars per share)	$ (2.81)	$ (2.93)		$ (7.49)	$ (7.00)	$ (7.19)
Loss per share - diluted (in dollars per share)	$ (2.81)	$ (2.93)		$ (7.49)	$ (7.00)	$ (7.19)
Social Finance, Inc. | Common stock options
Add: Dilutive effects, as shown separately below
Dilutive shares (in shares)				0	0	0
Social Finance, Inc. | Unvested RSUs
Add: Dilutive effects, as shown separately below
Dilutive shares (in shares)				0	0	0